Goodwill And Other Intangible Assets (Future Amortization Expense) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Finite-lived intangible assets, future amortization expense:
2014	¥ 199,844
2015	163,694
2016	135,027
2017	107,274
2018	¥ 74,153